Debt, Credit Facilities, and Commitments and Contingencies (Details 2) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Short-Term Borrowings
Short-term borrowings	$ 414,000,000	$ 1,020,000,000
Future Minimum Lease Payments and Long-Term Debt Maturities
2013		22,000,000
2014		15,000,000
2015		4,012,000,000
2016		9,000,000
2017		4,000,000,000
Later years		6,746,000,000
Total obligations and commitments		14,804,000,000
Fair value hedges and unamortized bond discounts		(152,000,000)
Total long-term debt and lease obligations	14,623,000,000	14,652,000,000
Commercial paper
Short-Term Borrowings
Short-term borrowings	400,000,000	1,000,000,000
Weighted-average interest rate (as a percent)	0.30%	0.40%
Unsecured bank credit facility
Short-Term Borrowings
Borrowing capacity		$ 2,000,000,000